COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIESThe Company has provided certain guarantees, commitments and indemnifications, including those related to former businesses. The maximum amounts from many of these items cannot be reasonably estimated at this time. However, in certain circumstances, the Company has recourse against other parties to mitigate the risk of loss. In the normal course of its business activities, the Company is subject to claims and legal actions that may be made by its customers, suppliers and others. While the final outcome with respect to actions outstanding or pending as at period-end cannot be predicted with certainty, the Company believes the resolution will not have a material effect on the Company’s financial position, financial performance or cash flows.
The Company has entered into various commitments as follows:

	Payments Due by Period
(US $ millions)	Less than 1 Year	1–5 Years	Thereafter	Total
Purchase commitments	$33	$44	$42	$119
Lease obligations	9	11	4	24
Reforestation obligations	2	2	1	5
	$44	$57	$47	$148
Purchase commitments relate to the purchase of property, plant and equipment and long-term purchase contracts with minimum fixed payment amounts.